PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2013
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

6.                   PREPAID LAND USE RIGHTS

Prepaid land use rights represent fees paid to obtain the land use rights for the Company’s business operations. Amounts of amortization recognized in profit and loss related to the prepaid land use rights were $783,214, $886,808 and $823,743 for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2012 and 2013, land use rights of $16,620,946 and $16,267,348 respectively, were pledged as collateral to secure bank borrowings (see Note 10).